Share-based Compensation - Schedule of options fair value assumptions (Details) - 2019 and 2020 Share Incentive Plan	12 Months Ended
Dec. 31, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.1
Fair value of the ordinary shares on the grant date (US$)	$ 16.05
Risk-free interest rate	1.51%
Expected term (in years)	10 years
Expected dividend yield	0.00%
Expected volatility	48.00%